Other Accrued Expenses (Details) - Schedule of Other Accrued Expenses - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accrued Expenses [Abstract]
Accrued professional services		$ 387,977	$ 507,977
Insurance premium financing		250,864	507,348
Accrued payroll and bonus	[1]	602,000	750,414
Other accrued expenses		168,035	102,083	2,165
Other accrued expenses total		$ 1,408,876	$ 1,867,822	$ 2,165

[1]	Includes $232,000 and $267,000 of accrued professional services due to an entity jointly owned by the Chief Executive Officer and Chief Information Officer of Spectaire at March 31, 2024 and December 31, 2023, respectively (Note 8).